Risk and Capital Management - Summary of Implementation of Basel III Rules (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule for Implementation of Basel III Rules [Line Items]
Common Equity Tier I	4.50%	4.50%
Tier I	6.00%	6.00%
Total Capital	8.00%	8.625%
Additional Capital Buffers (ACP)	3.50%	2.375%
Conservation	2.50%	1.875%
Countercyclical	0.00%	0.00%
Systemic	1.00%	0.50%
Common Equity Tier I + ACP	8.00%	6.875%
Total Capital + ACP	11.50%	11.00%
Prudential Adjustments Deductions	100.00%	100.00%